REINSURANCE AGREEMENTS - Liability for unpaid claims (DETAILS) (Individual Disability Income And Major Medical [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Individual Disability Income And Major Medical [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Claim Reserves And Other Liabilities	$ 86	$ 92
Ceded Claim Reserves And Other Liabilities	1,704	1,684
Liability for Unpaid Claims and Claims Adjustment Expense, Incurred Claims [Abstract]
Incurred benefits related to current year	16	24	30
Incurred benefits related to prior years	14	18	10
Total Incurred Benefits	30	42	40
Liability for Unpaid Claims and Claims Adjustment Expense, Claims Paid [Abstract]
Benefits paid related to current year	21	15	12
Benefits paid related to prior years	16	24	30
Total Benefits Paid	$ 37	$ 39	$ 42